ACCUMULATED OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Dec. 31, 2016
ACCUMULATED OTHER COMPREHENSIVE INCOME
Schedule of movement of accumulated other comprehensive income

		Foreign currency translation	Unrealized holding gain on available-for-sale investments	Total
	Note	RMB’000	RMB’000	RMB’000
Balance as of January 1, 2015		(159)	1,945	1,786
Other comprehensive income before reclassification		264	1,853	2,117

Balance as of December 31, 2015		105	3,798	3,903

Other comprehensive income before reclassification		(293)	659	366
Amounts reclassified from accumulated other comprehensive income	10	—	(3,552)	(3,552)

Balance as of December 31, 2016		(188)	905	717

Balance as of December 31, 2016, in US$		(27)	130	103